CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Scenarios by Quarter and Year	Dec. 31, 2020
First quarter 2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(3.00%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.00%
House price growth (in percent)	2.80%
Commercial real estate price growth (in percent)	(5.00%)
Second quarter 2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(18.80%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.10%
House price growth (in percent)	2.60%
Commercial real estate price growth (in percent)	(7.80%)
Third quarter 2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	16.00%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.80%
House price growth (in percent)	7.20%
Commercial real estate price growth (in percent)	(7.80%)
Fourth quarter 2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(1.90%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	5.00%
House price growth (in percent)	5.90%
Commercial real estate price growth (in percent)	(7.00%)
First quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(3.80%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	5.20%
House price growth (in percent)	5.50%
Commercial real estate price growth (in percent)	(6.10%)
Second quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	5.60%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	6.50%
House price growth (in percent)	4.70%
Commercial real estate price growth (in percent)	(2.90%)
Third quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.60%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	8.00%
House price growth (in percent)	(1.60%)
Commercial real estate price growth (in percent)	(2.20%)
Fourth quarter 2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.50%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	7.50%
House price growth (in percent)	(3.80%)
Commercial real estate price growth (in percent)	(1.70%)
2020 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(10.50%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.50%
House price growth (in percent)	5.90%
Commercial real estate price growth (in percent)	(7.00%)
2020 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(10.50%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.30%
House price growth (in percent)	6.30%
Commercial real estate price growth (in percent)	(4.60%)
2020 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(10.60%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.60%
House price growth (in percent)	5.60%
Commercial real estate price growth (in percent)	(8.70%)
2020 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	(10.80%)
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	4.80%
House price growth (in percent)	5.30%
Commercial real estate price growth (in percent)	(11.00%)
2021 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.00%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	6.80%
House price growth (in percent)	(3.80%)
Commercial real estate price growth (in percent)	(1.70%)
2021 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	3.70%
UK Bank Rate (in percent)	1.14%
Unemployment rate (in percent)	5.40%
House price growth (in percent)	(1.40%)
Commercial real estate price growth (in percent)	9.30%
2021 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.70%
UK Bank Rate (in percent)	0.06%
Unemployment rate (in percent)	7.90%
House price growth (in percent)	(8.40%)
Commercial real estate price growth (in percent)	(10.60%)
2021 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	0.30%
UK Bank Rate (in percent)	0.00%
Unemployment rate (in percent)	9.90%
House price growth (in percent)	(11.10%)
Commercial real estate price growth (in percent)	(21.40%)
2022 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	6.00%
UK Bank Rate (in percent)	0.10%
Unemployment rate (in percent)	6.80%
House price growth (in percent)	0.50%
Commercial real estate price growth (in percent)	1.60%
2022 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	5.70%
UK Bank Rate (in percent)	1.27%
Unemployment rate (in percent)	5.40%
House price growth (in percent)	5.20%
Commercial real estate price growth (in percent)	3.90%
2022 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	5.10%
UK Bank Rate (in percent)	0.02%
Unemployment rate (in percent)	8.40%
House price growth (in percent)	(6.50%)
Commercial real estate price growth (in percent)	(3.20%)
2022 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	4.80%
UK Bank Rate (in percent)	0.00%
Unemployment rate (in percent)	10.70%
House price growth (in percent)	(12.50%)
Commercial real estate price growth (in percent)	(9.80%)
2023 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.70%
UK Bank Rate (in percent)	0.21%
Unemployment rate (in percent)	6.10%
House price growth (in percent)	1.50%
Commercial real estate price growth (in percent)	1.10%
2023 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.70%
UK Bank Rate (in percent)	1.20%
Unemployment rate (in percent)	5.00%
House price growth (in percent)	6.00%
Commercial real estate price growth (in percent)	2.10%
2023 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%
UK Bank Rate (in percent)	0.02%
Unemployment rate (in percent)	7.80%
House price growth (in percent)	(4.70%)
Commercial real estate price growth (in percent)	(0.80%)
2023 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.30%
UK Bank Rate (in percent)	0.01%
Unemployment rate (in percent)	9.80%
House price growth (in percent)	(10.70%)
Commercial real estate price growth (in percent)	(3.90%)
2024 | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%
UK Bank Rate (in percent)	0.25%
Unemployment rate (in percent)	5.50%
House price growth (in percent)	1.50%
Commercial real estate price growth (in percent)	0.60%
2024 | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.50%
UK Bank Rate (in percent)	1.21%
Unemployment rate (in percent)	4.50%
House price growth (in percent)	5.00%
Commercial real estate price growth (in percent)	0.30%
2024 | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.40%
UK Bank Rate (in percent)	0.03%
Unemployment rate (in percent)	7.00%
House price growth (in percent)	(3.00%)
Commercial real estate price growth (in percent)	(0.80%)
2024 | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Gross domestic product (in percent)	1.20%
UK Bank Rate (in percent)	0.01%
Unemployment rate (in percent)	8.70%
House price growth (in percent)	(7.60%)
Commercial real estate price growth (in percent)	(0.80%)